Schedule of Effective Income Tax Rate Reconciliation (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%